Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Stock-Based Compensation Expense

The following table presents stock-based compensation expense recognized in the accompanying condensed statements of operations:

	For the Three Months Ended June 30,
	2026	2025

Research and development	$27,452	$28,669
General and administrative	33,794	20,256
Total	$61,246	$48,925

	For the Six Months Ended June 30,
	2026	2025

Research and development	$54,904	$69,066
General and administrative	52,521	33,632
Total	$107,425	$102,698

The following table summarizes the components of stock-based compensation expense included in the Company’s statements of operations for the years indicated:

	For the Years Ended December 31,
	2025	2024
Research and development	$678,180	$212,168
General and administrative	675,309	57,501
Total	$1,353,489	$269,669

Schedule of Fair Value of Stock Options Granted/Modified

The Company determined the fair value of stock options granted/modified based upon the following assumptions.

	For the Years Ended December 31,
	2025	2024
Stock price	$23.10	$21.30
Exercise price	$23.10	$21.30
Dividend yield	0%	0%
Expected volatility	108.8%	122.3 – 122.4%
Risk-Free interest rate	3.87%	4.29%
Expected life (in years)	5.00	6.11 – 6.25

Schedule of Stock Options Outstanding and Exercisable

The following table presents information related to stock options outstanding and exercisable at December 31, 2025:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$21.30	46,577	7.37	27,578
23.10	62,840	9.50	62,840
27.80	5,745	5.39	5,745
29.00	10,136	3.44	10,136
59.20	1,690	1.09	1,690
	126,988	8.04	107,989

The following table presents information related to stock options outstanding and exercisable at December 31, 2024:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$21.30	51,710	8.27	18,531
27.80	7,435	6.33	5,576
29.00	10,136	4.44	10,136
59.20	1,690	2.09	1,690
	70,971	6.60	35,933

Schedule of Warrant Activities for Purchase of Common Stock

The following is a summary of warrant activities for the purchase of Common Stock for the years ended December 31, 2025 and 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years
Outstanding, January 1, 2024	33,455	$48.42	4.60
Granted	—
Exercised	—
Forfeited	—
Outstanding December 31, 2024	33,455	$48.42	3.60
Granted	—
Exercised	—
Forfeited	(6,758)	59.20	—
Outstanding December 31, 2025	26,697	$45.68	3.36
Exercisable, December 31, 2024	33,455	$48.42	3.60
Exercisable, December 31, 2025	26,697	$45.68	3.36

Schedule of Information Related to Warrants to Purchase Common Stock Outstanding and Exercisable

The following table presents information related to warrants to purchase Common Stock outstanding and exercisable at December 31, 2025:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$21.30	2,535	6.51	2,535
23.70	845	4.53	845
27.80	4,224	5.50	4,224
29.00	3,379	3.00	3,379
59.20	15,714	2.29	15,714
	26,697	3.36	26,697

The following table presents information related to warrants to purchase Common Stock outstanding and exercisable at December 31, 2024:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$21.30	2,535	7.51	2,535
23.70	845	5.52	845
27.80	4,224	6.50	4,224
29.00	3,379	4.00	3,379
59.20	22,472	2.48	22,472
	33,455	3.60	33,455

Schedule of Stock Option Activities

The following is a summary of stock option activities for the years ended December 31, 2025 and 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, January 1, 2024	52,796	$24.92	$19.03	7.96	$—
Granted	18,788	21.30	18.91	10.00
Exercised	—
Forfeited	(613)	21.30	18.85	8.83
Outstanding, December 31, 2024	70,971	$23.98	$19.00	7.53	$—
Granted	62,840	23.10	18.40	10.00
Exercised	—
Forfeited	(6,823)	22.91	19.58	7.43
Outstanding, December 31, 2025	126,988	$23.60	$18.67	7.98	$—
Exercisable, December 31, 2024	35,933	$26.26	$19.32	6.60	$—
Exercisable, December 31, 2025	107,989	$24.01	$18.68	8.04	$—